U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name  and address of issuer: Prudential
          Government   Securities   Trust,    100
          Mulberry Street, Gateway Center  Three,
          Newark, New Jersey 07102-4077.

     2.    Name of each series or class of  funds
     for  which this Form      is filed  (If  the
     Form  is  being  filed for  all  series  and
     classes  of securities of the issuer,  check
     the  box  but  do       not list  series  or
     classes):

     [X]

     3.   Investment  Company  Act  File  Number:
          811-3264.
          Securities Act File Number: 2-74139.

     4(a).Last day of fiscal year for which this Form is filed: November 30, 2000.

       (b).[  ]  Check box if this Form is  being
filed late (i.e. more
          than 90 calendar days after the end  of
          the   issuer's   fiscal   year).   (See
          Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last  time
     the issuer will be      filing this Form

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold    during   the   fiscal   year
pursuant
             to section 24(f):                      $4,069,301,817

          (ii)   Aggregate  price  of  securities
redeemed
             or  repurchased  during  the  fiscal
year:

             $4,079,034,758

         (iii)   Aggregate  price  of  securities
redeemed
             or   repurchased  during  any  prior
fiscal
             year  ending no earlier than October
11,
             1995  that were not previously  used
to
             reduce registration fees payable  to
the
             Commission.
$92,574,338

        (iv)Total available redemption credits
               [add   Items  5(ii)  and   5(iii).
$4,171,609,096

         (v)Net sales - If Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i).                        $      0
        (vi)      Redemption credits available for use
             in future years.
              -if  Item  5(i) is less  than  Item
5(iv)
               [subtract  Item  5(iv)  from  Item
(5(i)]  $(102,307,279)

       (vii)     Multiplier for determining registration
             fee (See instruction C.9):              x   .000250
      (viii)    Registration fee due [multiply Item 5(v)
              by Item 5(vii)] enter "0" if no fee
is
             due.                                    =$     0
          6.   Prepaid Shares

           If  the  response  to  Item  5(i)  was
determined  by  deducting        an   amount   of
securities that were registered under the            Securities Act of
1933 pursuant to rule 24e-2 as in            October 11, 1997 then
report the amount of securities              (number of shares or
other units) deducted here:     0             . If there is a number
of shares or other units that                were registered pursuant
to rule 24e-2 remaining unsold          at the end of the fiscal year
for which this form is             filed that are available for use by
the issuer in future          fiscal years, then state that number
here:    0     .

      7.    Interest due - if this Form is  being
filed
        more than 90 days after the end of the of
        the issuer's fiscal year (See Instruction
     D):+$    0
      8.    Total amount of the registration  fee
due
          plus any interest due [line 5(viii)plus
                          line                7]:
     =$                                         0

9. Date the registration fee and any interest payment was
    sent to the Commission's lockbox depository:


    Method of Delivery:

              [ ] Wire Transfer
              [ ] Mail or other means


                            SIGNATURES

This report has been signed below by the following
persons on           behalf of the issuer and in
the capacities and on the dates
indicated.

By (Signature and Title /s/ Deborah A. Docs

                    Secretary

Date  February 28, 2001




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